BANK BORROWING	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
BANK BORROWING

10. BANK BORROWING

Bank borrowing was analyzed as follows:

	As of March 31,
	2026	2025

Bank borrowing – guaranteed and repayable on demand	$154,972	$156,170

On March 30, 2021, the Group borrowed non-revolving loan with a bank under the SME Financing Guarantee Scheme (“SME scheme”). The Group has consistently complied with all loan terms, ensuring timely repayments as per the agreed schedule. While management assesses the likelihood of repayment on demands as remote, the existence of these clauses necessitates classifying the associated loans as current liabilities in the consolidated financial statements as of March 31, 2026 and 2025.

Maturities of the bank borrowing based on repayment schedule, were as follows:

	As of March 31,
	2026	2025
Carrying amount:
Within one year	$21,855	$21,977
Between one and two years	133,117	134,193

	$154,972	$156,170

The bank borrowing is classified as current liabilities as there is a repayment on demand clause on the bank borrowing.

Bank borrowing as of March 31, 2026 and 2025 was as follows:

		Maturity		Weighted average interest rate as of March 31,		Balance as of March 31,
Lender	Type	date	Currency	2026	2025	2026	2025

Standard Chartered Bank (Hong Kong) Limited	Non-revolving loan	March 17, 2027	HK$	2.80%	2.80%	$154,972	$156,170

During the years ended March 31, 2026, 2025 and 2024, the bank borrowing amounted to $nil, $107,600 and $124,337, respectively, were repaid.

For the years ended March 31, 2026, 2025 and 2024, the bank loan interest expenses were amounted to $4,331, $6,857 and $2,333, respectively.

Note:

(1)	The banking facility was guaranteed as follows:

(a)	The banking facility was guaranteed by HKMC Insurance Limited (“HKMC”) under the SME scheme; and
(b)	Personal guaranteed provided by a director of the Company, Dixon Chan.

GREENVECTOR HOLDINGS LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS